Commitments and contingencies (Details) € in Millions	Dec. 31, 2025 EUR (€)
Recorded Unconditional Purchase Obligation [Line Items]
Total contractual obligations	€ 17,600.0
1 year	11,400.0
2 years	2,600.0
3 years	1,000.0
4 years	900.0
5 years	900.0
>5 years	800.0
Debt
Recorded Unconditional Purchase Obligation [Line Items]
Total contractual obligations	4,600.0
1 year	1,700.0
2 years	800.0
3 years	0.0
4 years	800.0
5 years	800.0
>5 years	500.0
Lease obligations
Recorded Unconditional Purchase Obligation [Line Items]
Total contractual obligations	300.0
1 year	100.0
2 years	100.0
3 years	0.0
4 years	0.0
5 years	0.0
>5 years	100.0
Purchase obligations
Recorded Unconditional Purchase Obligation [Line Items]
Total contractual obligations	12,700.0
1 year	9,600.0
2 years	1,700.0
3 years	1,000.0
4 years	100.0
5 years	100.0
>5 years	€ 200.0